Significant Accounting Policies - Long-lived assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Long-lived assets
Goodwill impairment loss	¥ 0
Impairment charge	¥ 0	¥ 0	¥ 0
Trademarks and accounting ERP software
Long-lived assets
Estimated useful lives (in years)	10 years
Software
Long-lived assets
Estimated useful lives (in years)	3 years
Computers and equipment
Long-lived assets
Estimated useful lives (in years)	3 years
Furniture and fixtures
Long-lived assets
Estimated useful lives (in years)	5 years
Minimum | Copy right for teaching materials
Long-lived assets
Estimated useful lives (in years)	3 years
Maximum | Copy right for teaching materials
Long-lived assets
Estimated useful lives (in years)	10 years